The interactive data file included as an exhibit to this filing relates to the prospectus for Market Vectors Biotech ETF, Market Vectors Bank and Brokerage ETF, Market Vectors Oil Services ETF, Market Vectors Pharmaceutical ETF, Market Vectors Retail ETF and Market Vectors Semiconductor ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 21, 2011 (Accession No. 0000930413-11-008023), which is incorporated herein by reference.